General Information - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions		1 Months Ended			6 Months Ended
	Feb. 13, 2018 USD ($) $ / shares shares	Feb. 28, 2018 EUR (€)	Feb. 28, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€) [1]	Feb. 13, 2018 € / shares	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)	[1]
Disclosure of general information [abstract]
Common shares issued | shares	3,099,997
Issue price per share | € / shares							€ 0.09
Aggregate purchase price	$ 55.8	€ 44,800	$ 55.8	$ 80.0	€ 44,731	€ 74,431
Purchase price | $ / shares	$ 18.00
Cash and cash equivalents					170,327	€ 215,788		€ 149,678	[1]	€ 56,917
Investments					€ 53,727			€ 41,103

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.